Financial Income and Expense (Details) - Schedule of Financial Income Consist - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Income and Interest Expenses [Abstract]
Foreign exchange gains, net	$ 2,726,407	$ 2,337,815	$ (4,086,004)
Financial interest income	831,177	229,303	180,267
Warrant income, net	3,843
Total	3,561,427	2,567,118	180,267
Foreign exchange losses, net	(2,726,407)	(2,337,815)	4,086,004
Financial interest expense related to financial liabilities	6,741,305	1,884,753	612,861
Bank commission expenses	31,414	47,136	13,537
Total	$ 6,772,719	$ 1,931,889	$ 4,712,402